Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 1,026,518.3	$ 13,616.1	₨ 1,044,553.0
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 84,972.7